Financial Risk Management - Additional Information (Details) $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 27, 2020	Dec. 31, 2019 USD ($)	Nov. 20, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying value of long-term borrowings	$ 7,964	$ 7,065
2018 SCL Credit Facility [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt instrument, ratio of indebtedness to adjusted EBITDA, temporarily waived	4.0		4.0
Debt instrument, ratio of adjusted EBITDA to Net interest expense, temporarily waived	2.5		2.5
Maximum leverage ratio			4.0		4.0
Currency risk [member] | United States of America, Dollars [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ 53	67		$ 49
Fixed interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying value of long-term borrowings	7,150	7,000
Fixed interest rate [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	366	362
Floating interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying value of long-term borrowings	753
Floating interest rate [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	7
Long-term borrowings [member] | Level 2 of fair value hierarchy [member] | Fixed interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of long-term borrowings	7,270	$ 7,770
Long-term borrowings [member] | Level 2 of fair value hierarchy [member] | Floating interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of long-term borrowings	$ 753